Revenues	6 Months Ended	12 Months Ended
	Feb. 28, 2019	Aug. 31, 2019
Revenues [Abstract]
Revenues

14.        Revenues

	February 29 2020 $	February 28 2019 $
Product sales	99,191	5,436
Licensing revenue	69,750	32,000
Freight revenue	440	122
	169,381	37,558

During the six months ended February 29, 2020, the Company recognized $37,750 of Intellectual Property Licensing fees and $36,000 of Usage Fees (February 2019 -$Nil and $32,000). Licensing revenues are significantly concentrated on a customer.

There was an increase in product sales in the current year compared to the previous years as the Company was able to solve some payment processing issues late in fiscal 2019, allowing for improved ability to conduct online retail transactions. Intermediate products sales began during the second quarter, which typically is a DehydraTECH enabled powder that companies can purchase to include in their products. Intermediate product sales constituted the majority of our product sales segment revenue and is a new form of revenue for the current fiscal year. The Licensing fees consist of IP licensing fees for transfer of the Technology with the signing of definitive agreements for the DehydraTECH technology and usage fees. The Licensing fees include payments due upon transfer of the Technology and installment payments that are receivable within 12 months (Note 7).

15.	Revenues

	August 31 2019 $	August 31 2018 $
Product sales	24,282	16,967
Licensing revenue (Note 11)	198,000	415,183
Freight revenue	328	1,137
	222,610	433,287

The Company recognized licensing revenue on a pro-rated basis over the term of the Licensing Agreement and additional licensing fees as they were earned. The Company has determined that the support services form an insignificant portion of the licensing contract as they are substantially completed prior to delivery of the DehydraTECH™ technology (the Technology) and that delivery of the license is complete when the Technology is transferred to the licensee. Additional licensing fees and royalties are recognized as they are earned. During the year ended August 31, 2019, the Company recognized $Nil of deferred revenue (Note 12) and $198,000 of additional Intellectual Property Licensing fees.

There was a slight increase in product sales in the current year compared to the previous years as the Company was able to solve some payment processing issues later in the fiscal year. The additional Licensing fees consist of IP licensing fees for transfer of the Technology with the signing of definitive agreements for the DehydraTECH technology. The additional Licensing fees include payments due upon transfer of the Technology and installment payments that are receivable within 12 months (Note 7).